EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Mar. 21, 2024	Sep. 15, 2023	Mar. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 11, 2024	Oct. 15, 2023	Feb. 28, 2023	Nov. 30, 2022	Oct. 31, 2022	Mar. 14, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			50,000,000	50,000,000	50,000,000			50,000,000	50,000
Common stock par value			$ 0.001	$ 0.001	$ 0.001				$ 1			$ 0.001
Shareholders fund capital										$ 50,000	$ 50,000
Common stock shares issued			50,000,000	8,630,000	6,400,000			6,400,000	50,000			5,700,000
Subdivision of shares description			the Company effected a one thousand-for-one subdivision of shares to shareholders
Number of shares surrendered and cancelled			44,300,000
Common stock, shares outstanding				7,780,000	6,400,000			6,400,000
Dividend shares issued		700,000
Dividends common stock stock		$ 2,212,000
Common stock price per share		$ 3.16
Gross proceeds	$ 5,520,000
Net proceeds from IPO	3,180,963			$ 3,180,963
Escrow funds	$ 500,000
Statutory reserve				$ 464,637	$ 521,566
Wuxi Jinbang [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non controlling interest, equity interest					15.00%
Surrender Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value			$ 0.001
Common stock, shares outstanding			5,700,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value							$ 0.001
Common stock shares issued							850,000
Common stock price per share	$ 4.00
Shares issued	1,380,000			1,380,000
Statutory Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Statutory reserve				$ 464,637	$ 521,566